Trade payables and accrued liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Trade payables and accrued liabilities
Trade payables	$ 1,673,223	$ 1,001,773
Due to related parties (Note 19)	12,435	280,432
Accrued liabilities	1,206,687	2,179,134
Trade payables and accrued liabilities	$ 2,892,345	$ 3,461,339